Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.00001 per share
Maximum Aggregate Offering Price	$ 4,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 621.45
Offering Note	Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price of the securities registered hereunder to be sold by the registrant. In accordance with Rule 416(a), we are also registering an indeterminate number of additional Class A Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants, each to purchase one Class A Ordinary Share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable for the common warrants pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of Common Warrants
Amount Registered | shares	150,000,000
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 1,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207.15
Offering Note	Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price of the securities registered hereunder to be sold by the registrant. In accordance with Rule 416(a), we are also registering an indeterminate number of additional Class A Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. No additional registration fee is payable for the common warrants pursuant to Rule 457(i) under the Securities Act.